Supplement dated October 28, 2009 to the Minnesota Life Variable Universal Life Account Prospectus dated May 1, 2009

Effective November 1, 2009, the BlackRock Global Growth V.I. Fund?Class I is no longer available for transfers or allocations in your policy.
















































This supplement should be retained for future reference.
F71832 10-2009